Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
The following are included in trade and other receivables:

	2022	2021
Amounts falling due within one year	£m	£m
Trade receivables (net of loss allowance)	7,403.9	6,600.5
Work in progress	352.4	254.0
VAT and sales taxes recoverable	448.1	350.3
Prepayments	236.6	215.3
Accrued income	3,468.3	3,435.7
Fair value of derivatives	5.1	2.5
Other debtors	585.3	504.0
	12,499.7	11,362.3
Past due amounts are not impaired where collection is considered likely.

	2022	2021
Amounts falling due after more than one year	£m	£m
Prepayments	3.9	3.0
Fair value of derivatives	0.6	0.5
Other debtors	214.1	149.1
	218.6	152.6

Ageing of Trade Receivables and Other Financial Assets
The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2022	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2022	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,475.4	6,386.5	706.4	247.1	66.8	23.5	45.1
Loss allowance	(71.5)	(1.6)	(5.8)	(6.6)	(6.6)	(13.3)	(37.6)
	7,403.9	6,384.9	700.6	240.5	60.2	10.2	7.5
Gross accrued income	3,485.6	2,027.0	603.8	450.5	376.8	27.5	—
Loss allowance	(17.3)	(0.1)	(0.2)	(0.1)	(16.9)	—	—
	3,468.3	2,026.9	603.6	450.4	359.9	27.5	—
Other financial assets	612.0	538.8	31.2	6.1	1.0	6.2	28.7
	11,484.2	8,950.6	1,335.4	697.0	421.1	43.9	36.2

	Carrying amount at 31 December 2021	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2021	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,671.0	5,755.6	589.8	194.4	64.0	10.6	56.6
Loss allowance	(70.5)	(2.3)	(0.2)	(1.9)	(7.5)	(4.9)	(53.7)
	6,600.5	5,753.3	589.6	192.5	56.5	5.7	2.9
Gross accrued income	3,449.6	1,947.6	619.4	448.1	307.7	126.8	—
Loss allowance	(13.9)	(1.8)	(1.0)	(0.8)	(4.3)	(6.0)	—
	3,435.7	1,945.8	618.4	447.3	303.4	120.8	—
Other financial assets	496.3	422.1	15.2	2.7	3.0	2.7	50.6
	10,532.5	8,121.2	1,223.2	642.5	362.9	129.2	53.5

Bad Debt Provisions

	2022	2021	2020
	£m	£m	£m
Loss allowance
At beginning of year	70.5	112.5	111.7
New acquisitions	—	3.7	3.5
Charged to the income statement	29.1	17.2	50.6
Released to the income statement	(8.4)	(27.9)	(9.8)
Exchange adjustments	5.1	(1.7)	(2.8)
Utilisations and other movements	(24.8)	(33.3)	(40.7)
At end of year	71.5	70.5	112.5